UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2023

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Income Fund

Annual Report
December 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	4.82%	2.71%	2.80%
Class M (incl. 4.00% sales charge)	4.83%	2.72%	2.80%
Class C (incl. contingent deferred sales charge)	7.39%	2.79%	2.62%
Fidelity® Strategic Income Fund	9.54%	3.86%	3.50%
Class I	9.49%	3.81%	3.47%
Class Z	9.60%	3.93%	3.53%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Fidelity® Strategic Income Fund shares took place on April 13, 2018. Returns prior to April 13, 2018 are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Class A, a class of the fund, on December 31, 2013, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Universal Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
Fixed-income securities enjoyed a strong gain in 2023, driven by a powerful rally in the year's final two months. The period as a whole, however, was marked by high levels of volatility. Bond markets advanced in the first four months of 2023 on optimism the Federal Reserve would soon be done with its hiking cycle, only to fall back in each of the next six months, as cooling but still-high inflation and a strong labor market suggested the U.S. central bank may need to keep raising rates. By November and December, though, the Fed struck a new, more optimistic tone, which, combined with a mild consumer price index report, led to a strong rally. Against this backdrop, the Fidelity Strategic Income Composite IndexSM gained 9.50%. Within the index, floating-rate debt (+13.72%) fared best this period, as measured by the Morningstar LSTA® US Performing Loans Index, benefiting from a lack of sensitivity to interest rates. Meanwhile, high-yield bonds, propelled by their relatively high coupons, also gained ground, with the ICE BofA® U.S. High Yield Constrained Index rising 13.47%. Emerging-markets debt advanced 9.33%, per the Bloomberg Emerging Markets Aggregate USD Bond Index, while non-U.S. developed-markets debt, according to the Bloomberg Global Aggregate Developed Markets Ex USD GDP Weighted Index (Hedged), increased 8.36%. Domestic government debt, as reflected in the Bloomberg U.S. Government Bond Index, was up 4.09%.
Comments from Co-Lead Manager Adam Kramer:
In 2023, the fund's share classes (excluding sales charges, if applicable) rose roughly 8% to 10%, versus the 6.17% gain of the Bloomberg U.S. Universal Bond Index - its primary benchmark - and the 9.50% increase of the Fidelity Strategic Income Composite IndexSM. We see the Composite index, given its mix of investments, as a closer match for the fund. Security selection in emerging-markets debt notably contributed to the fund's relative result, especially a large underweight in China and overweight in Ukraine. Favorable picks in non-U.S. developed international debt, coupled with a meaningful underweight here, also modestly helped. Adding further value was the portfolio's aggregate exposure to U.S. government and investment-grade bonds, including an allocation to U.S. Treasury futures, which we established to increase the fund's duration. Other modest positives included outsized exposure to floating-rate loans and high-yield debt, the two strongest-performing categories within our investment universe in 2023. On the other hand, one slight negative for the fund was security selection among high-yield bonds. More specifically, subpar picks in energy and a roughly 3% cash stake in a strong market environment were problematic this year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	24.1
Freddie Mac	3.6
German Federal Republic	2.5
Fannie Mae	1.9
TransDigm, Inc.	1.1
Energy Transfer LP	1.0
Bank of America Corp.	0.9
JPMorgan Chase & Co.	0.9
CCO Holdings LLC/CCO Holdings Capital Corp.	0.8
Wells Fargo & Co.	0.7
37.5

Market Sectors (% of Fund's net assets)

Financials	10.2
Energy	8.3
Industrials	7.4
Consumer Discretionary	7.3
Communication Services	4.9
Materials	4.9
Information Technology	4.6
Utilities	3.0
Health Care	2.5
Consumer Staples	1.5
Real Estate	1.4

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures and Swaps - 8.9%
Forward foreign currency contracts - (8.2)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

NCUA Guranteed Notes are included in U.S. Government and U.S. Government Agency Obligations.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.

Schedule of Investments December 31, 2023
Showing Percentage of Net Assets
Corporate Bonds - 32.3%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
DISH Network Corp.:
0% 12/15/25		16,561	10,268
3.375% 8/15/26		24,978	13,238
			23,506
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/27 (b)		2,755	5,561

TOTAL CONVERTIBLE BONDS			29,067
Nonconvertible Bonds - 32.1%
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.9%
Altice France SA:
5.125% 7/15/29(c)		33,195	25,779
5.5% 1/15/28(c)		8,295	6,832
5.5% 10/15/29(c)		28,170	22,089
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		19,315	17,964
Frontier Communications Holdings LLC:
5% 5/1/28(c)		11,730	10,841
5.875% 10/15/27(c)		6,300	6,086
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (c)		2,800	2,674
Qwest Corp. 7.25% 9/15/25		955	936
Sable International Finance Ltd. 5.75% 9/7/27 (c)		12,984	12,290
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		9,200	8,602
Windstream Escrow LLC 7.75% 8/15/28 (c)		6,930	6,069
Zayo Group Holdings, Inc. 4% 3/1/27 (c)		5,405	4,334
			124,496
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (c)		4,175	3,723

Media - 1.9%
Altice Financing SA:
5% 1/15/28(c)		8,025	7,274
5.75% 8/15/29(c)		11,895	10,566
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30(c)		10,395	9,371
4.5% 5/1/32		75	64
4.75% 3/1/30(c)		51,010	46,611
5% 2/1/28(c)		15,765	15,084
5.375% 6/1/29(c)		34,085	32,128
6.375% 9/1/29(c)		5,815	5,735
Clear Channel International BV 6.625% 8/1/25 (c)		9,800	9,847
CSC Holdings LLC:
5.375% 2/1/28(c)		1,350	1,192
6.5% 2/1/29(c)		8,650	7,634
DISH DBS Corp. 5.75% 12/1/28 (c)		6,925	5,523
DISH Network Corp. 11.75% 11/15/27 (c)		19,690	20,554
Gannett Holdings LLC 6% 11/1/26 (c)		4,000	3,530
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(c)		7,310	6,368
6.75% 10/15/27(c)		6,107	5,982
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)		1,655	1,464
Sirius XM Radio, Inc.:
3.875% 9/1/31(c)		5,645	4,829
4% 7/15/28(c)		4,890	4,522
5% 8/1/27(c)		4,610	4,453
Univision Communications, Inc.:
4.5% 5/1/29(c)		5,760	5,139
7.375% 6/30/30(c)		18,475	18,422
Videotron Ltd. 5.125% 4/15/27 (c)		7,325	7,215
VZ Secured Financing BV 5% 1/15/32 (c)		11,130	9,472
Ziggo BV 4.875% 1/15/30 (c)		4,805	4,284
			247,263
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)		11,675	11,122
Millicom International Cellular SA 4.5% 4/27/31 (c)		1,040	863
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)		9,930	8,870
			20,855
TOTAL COMMUNICATION SERVICES			396,337

CONSUMER DISCRETIONARY - 4.4%
Automobile Components - 0.3%
Adient Global Holdings Ltd. 7% 4/15/28 (c)		2,805	2,900
Allison Transmission, Inc. 5.875% 6/1/29 (c)		4,830	4,813
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (c)		5,595	5,708
Dana, Inc. 4.5% 2/15/32		4,150	3,611
Exide Technologies:
11% pay-in-kind(b)(c)(d)(e)		1,280	0
11% pay-in-kind(b)(c)(d)(e)		632	0
Hertz Corp.:
4.625% 12/1/26(c)		2,350	2,107
5% 12/1/29(c)		4,560	3,741
5.5%(b)(c)(d)		6,540	196
6%(b)(c)(d)		5,785	492
6.25%(b)(d)		6,775	203
7.125%(b)(c)(d)		6,315	537
Macquarie AirFinance Holdings 8.125% 3/30/29 (c)		4,100	4,285
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)		7,155	6,615
Tenneco, Inc. 8% 11/17/28 (c)		8,245	7,039
			42,247
Automobiles - 0.1%
McLaren Finance PLC 7.5% 8/1/26 (c)		3,860	3,310
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (c)(e)(f)		14,000	13,958
			17,268
Broadline Retail - 0.0%
Angi Group LLC 3.875% 8/15/28 (c)		3,385	2,859

Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (c)		2,790	2,916

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)		4,235	4,074
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)		5,300	5,194
Service Corp. International 4% 5/15/31		5,750	5,149
Sotheby's 7.375% 10/15/27 (c)		2,970	2,864
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (c)		4,315	3,732
TKC Holdings, Inc. 6.875% 5/15/28 (c)		9,328	8,628
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)		4,750	4,571
			34,212
Hotels, Restaurants & Leisure - 2.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(c)		5,685	5,371
4% 10/15/30(c)		23,490	21,068
4.375% 1/15/28(c)		6,265	5,984
Affinity Gaming LLC 6.875% 12/15/27 (c)		2,520	2,246
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)		2,720	2,509
Boyd Gaming Corp. 4.75% 6/15/31 (c)		7,140	6,553
Caesars Entertainment, Inc.:
6.25% 7/1/25(c)		25,535	25,604
7% 2/15/30(c)		8,450	8,665
8.125% 7/1/27(c)		21,720	22,265
Carnival Corp.:
4% 8/1/28(c)		26,560	24,688
7% 8/15/29(c)		2,830	2,955
7.625% 3/1/26(c)		10,595	10,787
9.875% 8/1/27(c)		10,150	10,656
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)		8,655	9,420
Churchill Downs, Inc.:
5.75% 4/1/30(c)		6,975	6,801
6.75% 5/1/31(c)		5,595	5,679
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(c)		11,750	10,662
6.75% 1/15/30(c)		15,885	13,947
Garden SpinCo Corp. 8.625% 7/20/30 (c)		2,545	2,718
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(c)		3,350	3,106
4% 5/1/31(c)		5,020	4,598
4.875% 1/15/30		11,025	10,685
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		5,210	5,132
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)		3,955	3,718
McDonald's Corp. 4.25% 3/7/35 (Reg. S)	EUR	17,433	20,665
Melco Resorts Finance Ltd.:
5.25% 4/26/26(c)		5,440	5,236
5.75% 7/21/28(c)		2,710	2,486
Merlin Entertainments PLC 5.75% 6/15/26 (c)		4,580	4,533
MGM Resorts International 4.75% 10/15/28		6,740	6,422
NCL Corp. Ltd. 5.875% 2/15/27 (c)		5,580	5,533
Ontario Gaming GTA LP 8% 8/1/30 (c)		5,640	5,816
Papa John's International, Inc. 3.875% 9/15/29 (c)		2,555	2,260
Premier Entertainment Sub LLC:
5.625% 9/1/29(c)		5,095	4,076
5.875% 9/1/31(c)		1,015	792
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(c)		4,165	4,123
7.25% 1/15/30(c)		2,810	2,935
8.25% 1/15/29(c)		12,500	13,284
9.25% 1/15/29(c)		16,510	17,766
11.625% 8/15/27(c)		5,815	6,328
Scientific Games Corp. 7.5% 9/1/31 (c)		2,745	2,863
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)		5,630	5,263
Station Casinos LLC 4.625% 12/1/31 (c)		4,155	3,746
Studio City Finance Ltd. 5% 1/15/29 (c)		3,255	2,720
Vail Resorts, Inc. 6.25% 5/15/25 (c)		3,855	3,836
Voc Escrow Ltd. 5% 2/15/28 (c)		10,470	10,028
Yum! Brands, Inc. 4.625% 1/31/32		5,905	5,524
			362,052
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)		4,105	3,677
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)		4,370	3,843
Century Communities, Inc. 3.875% 8/15/29 (c)		4,225	3,824
LGI Homes, Inc. 8.75% 12/15/28 (c)		2,680	2,851
Tempur Sealy International, Inc.:
3.875% 10/15/31(c)		7,360	6,222
4% 4/15/29(c)		7,905	7,140
TopBuild Corp. 3.625% 3/15/29 (c)		3,030	2,746
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		11,770	11,770
TRI Pointe Homes, Inc. 5.7% 6/15/28		8,715	8,595
			50,668
Specialty Retail - 0.5%
Arko Corp. 5.125% 11/15/29 (c)		4,190	3,625
Asbury Automotive Group, Inc.:
4.5% 3/1/28		1,987	1,887
4.625% 11/15/29(c)		4,555	4,216
4.75% 3/1/30		1,980	1,848
5% 2/15/32(c)		4,915	4,467
Bath & Body Works, Inc.:
6.625% 10/1/30(c)		6,650	6,797
6.75% 7/1/36		8,920	8,976
7.5% 6/15/29		5,030	5,226
Carvana Co.:
12% 12/1/28 pay-in-kind(c)(e)		1,752	1,487
13% 6/1/30 pay-in-kind(c)(e)		2,628	2,210
14% 6/1/31 pay-in-kind(c)(e)		3,111	2,657
LBM Acquisition LLC 6.25% 1/15/29 (c)		8,415	7,514
LCM Investments Holdings 8.25% 8/1/31 (c)		3,345	3,491
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28(c)		5,700	5,374
7.75% 2/15/29(c)		4,135	4,023
			63,798
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(c)		2,820	2,386
4.25% 3/15/29(c)		4,325	3,874
Kontoor Brands, Inc. 4.125% 11/15/29 (c)		2,420	2,183
			8,443
TOTAL CONSUMER DISCRETIONARY			584,463

CONSUMER STAPLES - 1.0%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)		3,135	2,731

Consumer Staples Distribution & Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(c)		5,285	4,799
4.625% 1/15/27(c)		13,797	13,413
4.875% 2/15/30(c)		23,423	22,423
C&S Group Enterprises LLC 5% 12/15/28 (c)		5,155	4,146
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)		4,698	4,698
Performance Food Group, Inc.:
4.25% 8/1/29(c)		3,955	3,627
5.5% 10/15/27(c)		5,345	5,267
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)		6,735	6,760
U.S. Foods, Inc. 7.25% 1/15/32 (c)		2,735	2,852
United Natural Foods, Inc. 6.75% 10/15/28 (c)		4,680	3,789
			71,774
Food Products - 0.4%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)		3,790	3,543
Darling Ingredients, Inc. 6% 6/15/30 (c)		6,615	6,620
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(c)		5,575	5,140
4.375% 1/31/32(c)		2,790	2,545
Post Holdings, Inc.:
4.5% 9/15/31(c)		12,110	10,852
4.625% 4/15/30(c)		6,415	5,901
5.5% 12/15/29(c)		11,940	11,505
5.75% 3/1/27(c)		1,713	1,700
Simmons Foods, Inc. 4.625% 3/1/29 (c)		4,295	3,716
			51,522
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)		4,310	3,922

Personal Care Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (c)		6,925	7,167

TOTAL CONSUMER STAPLES			137,116

ENERGY - 4.5%
Energy Equipment & Services - 0.6%
Borr IHC Ltd. / Borr Finance Ltd.:
10% 11/15/28(c)		4,075	4,258
10.375% 11/15/30(c)		1,360	1,403
CGG SA 8.75% 4/1/27 (c)		5,895	5,370
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (c)		2,735	2,794
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)		4,056	4,264
Nabors Industries Ltd. 7.5% 1/15/28 (c)		5,660	4,894
Nabors Industries, Inc. 9.125% 1/31/30 (c)		5,390	5,412
Noble Finance II LLC 8% 4/15/30 (c)		2,805	2,919
NuStar Logistics LP 6% 6/1/26		7,285	7,272
Seadrill Finance Ltd. 8.375% 8/1/30 (c)		5,560	5,801
Transocean Titan Finance Ltd. 8.375% 2/1/28 (c)		5,815	6,033
Transocean, Inc.:
7.5% 1/15/26(c)		1,390	1,366
8% 2/1/27(c)		4,185	4,080
8.75% 2/15/30(c)		10,621	11,096
11.5% 1/30/27(c)		5,420	5,664
Valaris Ltd. 8.375% 4/30/30 (c)		2,745	2,812
			75,438
Oil, Gas & Consumable Fuels - 3.9%
Altus Midstream LP 5.875% 6/15/30 (c)		4,180	4,101
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(c)		4,305	4,139
5.75% 1/15/28(c)		10,640	10,534
BP Capital Markets BV 4.323% 5/12/35 (Reg. S)	EUR	21,714	25,417
Centennial Resource Production LLC 5.875% 7/1/29 (c)		4,055	3,933
Chesapeake Energy Corp.:
5.875% 2/1/29(c)		3,115	3,053
6.75% 4/15/29(c)		4,415	4,456
7%(b)(d)		3,985	0
8%(b)(d)		1,240	0
8%(b)(d)		1,955	0
Citgo Petroleum Corp.:
6.375% 6/15/26(c)		4,665	4,650
7% 6/15/25(c)		13,580	13,558
8.375% 1/15/29(c)		12,030	12,371
Civitas Resources, Inc. 8.625% 11/1/30 (c)		5,415	5,744
CNX Midstream Partners LP 4.75% 4/15/30 (c)		2,970	2,667
CNX Resources Corp.:
6% 1/15/29(c)		3,200	3,068
7.375% 1/15/31(c)		2,885	2,905
Comstock Resources, Inc.:
5.875% 1/15/30(c)		15,170	13,157
6.75% 3/1/29(c)		8,110	7,417
CQP Holdco LP / BIP-V Chinook Holdco LLC:
5.5% 6/15/31(c)		12,715	12,049
7.5% 12/15/33(c)		7,110	7,366
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)		2,450	2,389
CVR Energy, Inc.:
5.25% 2/15/25(c)		9,740	9,723
5.75% 2/15/28(c)		24,505	22,606
8.5% 1/15/29(c)		18,735	18,641
DT Midstream, Inc.:
4.125% 6/15/29(c)		4,285	3,942
4.375% 6/15/31(c)		4,285	3,865
EG Global Finance PLC 12% 11/30/28 (c)		33,630	35,817
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)		10,149	10,159
Energy Transfer LP:
5.5% 6/1/27		12,065	12,173
5.625% 5/1/27(c)		11,025	10,987
5.75% 4/1/25		2,960	2,961
6% 2/1/29(c)		23,985	24,200
EnLink Midstream LLC 6.5% 9/1/30 (c)		8,635	8,816
Hess Midstream Partners LP:
4.25% 2/15/30(c)		4,590	4,223
5.125% 6/15/28(c)		6,600	6,368
5.5% 10/15/30(c)		2,775	2,686
5.625% 2/15/26(c)		9,140	9,073
HF Sinclair Corp.:
5% 2/1/28(c)		4,350	4,219
6.375% 4/15/27(c)		2,780	2,802
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)		7,130	7,103
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (c)		6,965	7,310
MEG Energy Corp. 7.125% 2/1/27 (c)		6,490	6,595
Mesquite Energy, Inc. 7.25% (b)(c)(d)		12,834	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	3,937
5.625% 5/1/27		3,665	3,633
New Fortress Energy, Inc.:
6.5% 9/30/26(c)		11,785	11,318
6.75% 9/15/25(c)		12,840	12,738
NGPL PipeCo LLC 4.875% 8/15/27 (c)		1,800	1,766
Northern Oil & Gas, Inc.:
8.125% 3/1/28(c)		2,715	2,749
8.75% 6/15/31(c)		5,510	5,739
Occidental Petroleum Corp. 7.2% 3/15/29		2,440	2,592
Parkland Corp.:
4.5% 10/1/29(c)		4,420	4,051
4.625% 5/1/30(c)		5,540	5,097
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		15,760	15,343
7.875% 9/15/30(c)		8,145	8,295
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (c)		6,775	7,020
SM Energy Co.:
5.625% 6/1/25		4,400	4,348
6.625% 1/15/27		12,830	12,757
6.75% 9/15/26		3,175	3,167
Southwestern Energy Co.:
5.375% 3/15/30		5,630	5,497
5.7% 1/23/25(h)		149	148
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		5,515	5,123
4.5% 4/30/30		5,550	5,138
7% 9/15/28(c)		2,735	2,822
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(c)		280	265
6% 3/1/27(c)		2,815	2,753
6% 9/1/31(c)		5,355	4,953
7.5% 10/1/25(c)		5,035	5,060
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		6,345	6,164
Teine Energy Ltd. 6.875% 4/15/29 (c)		4,420	4,150
Unit Corp. 0% 12/1/29 (b)		1,660	0
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(c)		3,525	3,198
4.125% 8/15/31(c)		3,525	3,106
6.25% 1/15/30(c)		11,160	11,100
			521,270
TOTAL ENERGY			596,708

FINANCIALS - 5.0%
Banks - 0.9%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (e)	EUR	5,810	6,147
Banco de Sabadell SA 2.625% 3/24/26 (Reg. S) (e)	EUR	1,700	1,839
Banco Santander SA 5.75% 8/23/33 (Reg. S) (e)	EUR	17,100	19,782
Bank of Ireland Group PLC 6.75% 3/1/33 (Reg. S) (e)	EUR	3,700	4,409
Barclays PLC 5.262% 1/29/34 (Reg. S) (e)	EUR	17,448	20,605
CaixaBank SA 6.25% 2/23/33 (Reg. S) (e)	EUR	6,400	7,452
Commerzbank AG:
6.5% 12/6/32 (Reg. S)(e)	EUR	2,700	3,136
6.75% 10/5/33 (Reg. S)(e)	EUR	12,400	14,568
HSBC Holdings PLC Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (e)(f)	EUR	10,572	12,547
Intesa Sanpaolo SpA 6.184% 2/20/34 (Reg. S) (e)	EUR	10,235	11,926
NatWest Group PLC 5.763% 2/28/34 (Reg. S) (e)	EUR	17,280	20,067
UniCredit SpA 2.731% 1/15/32 (Reg. S) (e)	EUR	1,676	1,734
			124,212
Capital Markets - 0.7%
AssuredPartners, Inc.:
5.625% 1/15/29(c)		4,720	4,406
7% 8/15/25(c)		2,960	2,965
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)		7,265	6,782
Coinbase Global, Inc.:
3.375% 10/1/28(c)		13,780	11,627
3.625% 10/1/31(c)		8,370	6,467
Deutsche Bank AG 4% 6/24/32 (Reg. S) (e)	EUR	37,300	39,551
Hightower Holding LLC 6.75% 4/15/29 (c)		2,870	2,587
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (c)		3,985	3,716
MSCI, Inc. 4% 11/15/29 (c)		1,920	1,805
UBS Group AG 4.75% 3/17/32 (Reg. S) (e)	EUR	14,013	16,286
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (c)		4,205	3,559
			99,751
Consumer Finance - 1.2%
Ally Financial, Inc.:
8% 11/1/31		51,348	56,252
8% 11/1/31		16,761	18,280
Ford Motor Credit Co. LLC:
3.375% 11/13/25		11,600	11,100
6.95% 6/10/26		5,570	5,714
7.35% 11/4/27		11,295	11,911
OneMain Finance Corp.:
4% 9/15/30		3,340	2,858
5.375% 11/15/29		5,560	5,206
6.625% 1/15/28		4,415	4,457
6.875% 3/15/25		8,300	8,402
7.125% 3/15/26		32,900	33,518
7.875% 3/15/30		2,675	2,754
			160,452
Financial Services - 0.6%
Block, Inc. 3.5% 6/1/31		5,745	5,101
Compass Group Diversified Holdings LLC 5% 1/15/32 (c)		2,765	2,491
CRH SMW Finance DAC 4.25% 7/11/35 (Reg. S)	EUR	16,057	18,633
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		6,375	5,324
5.25% 5/15/27		18,665	16,845
6.25% 5/15/26		9,630	9,187
6.375% 12/15/25		5,065	4,973
James Hardie International Finance Ltd. 5% 1/15/28 (c)		5,270	5,098
MGIC Investment Corp. 5.25% 8/15/28		4,725	4,599
NCR Atleos Corp. 9.5% 4/1/29 (c)		4,090	4,346
			76,597
Insurance - 1.6%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(c)		4,230	3,844
7% 11/15/25(c)		20,290	20,242
10.125% 8/1/26(c)		7,630	7,973
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(c)		6,740	6,477
5.875% 11/1/29(c)		4,180	3,961
6.75% 10/15/27(c)		19,655	19,586
6.75% 4/15/28(c)		16,406	16,784
7% 1/15/31(c)		4,590	4,842
AmWINS Group, Inc. 4.875% 6/30/29 (c)		4,105	3,749
ASR Nederland NV 7% 12/7/43 (Reg. S) (e)	EUR	27,852	34,625
GTCR AP Finance, Inc. 8% 5/15/27 (c)		2,715	2,742
HUB International Ltd.:
5.625% 12/1/29(c)		16,470	15,712
7% 5/1/26(c)		6,980	7,007
7.25% 6/15/30(c)		13,930	14,713
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	6,700	6,750
National Financial Partners Corp.:
4.875% 8/15/28(c)		5,425	5,369
6.875% 8/15/28(c)		10,925	11,106
8.5% 10/1/31(c)		3,545	3,842
NN Group NV 6% 11/3/43 (Reg. S) (e)	EUR	11,341	13,347
Sampo Oyj 2.5% 9/3/52 (Reg. S) (e)	EUR	2,579	2,394
USI, Inc. 7.5% 1/15/32 (c)		3,540	3,615
			208,680
TOTAL FINANCIALS			669,692

HEALTH CARE - 1.8%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/28 (c)		2,795	2,535

Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 3.875% 11/1/29 (c)		2,790	2,534
Bausch & Lomb Escrow Corp. 8.375% 10/1/28 (c)		5,470	5,771
Hologic, Inc. 4.625% 2/1/28 (c)		2,505	2,405
			10,710
Health Care Providers & Services - 1.2%
180 Medical, Inc. 3.875% 10/15/29 (c)		2,995	2,698
Cano Health, Inc. 6.25% 10/1/28 (c)		1,865	131
Community Health Systems, Inc.:
4.75% 2/15/31(c)		11,430	8,986
5.25% 5/15/30(c)		8,305	6,946
6% 1/15/29(c)		4,940	4,447
6.125% 4/1/30(c)		10,425	6,750
8% 3/15/26(c)		7,241	7,217
10.875% 1/15/32(c)		8,565	8,952
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(c)		2,075	1,704
4.625% 6/1/30(c)		15,850	13,827
HealthEquity, Inc. 4.5% 10/1/29 (c)		2,950	2,739
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)		3,250	2,656
Molina Healthcare, Inc.:
3.875% 11/15/30(c)		6,345	5,704
3.875% 5/15/32(c)		5,560	4,858
4.375% 6/15/28(c)		4,690	4,436
RP Escrow Issuer LLC 5.25% 12/15/25 (c)		6,200	4,961
Tenet Healthcare Corp.:
4.875% 1/1/26		18,260	18,054
5.125% 11/1/27		10,955	10,709
6.125% 6/15/30		13,945	14,097
6.25% 2/1/27		20,050	20,148
6.75% 5/15/31(c)		2,715	2,775
			152,795
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (c)		5,660	5,555

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
4% 3/15/31(c)		6,035	5,452
4.25% 5/1/28(c)		2,045	1,947
			7,399
Pharmaceuticals - 0.4%
Bausch Health Companies, Inc.:
5.75% 8/15/27(c)		8,145	5,254
6.125% 2/1/27(c)		6,775	4,573
11% 9/30/28(c)		1,340	974
Bayer AG:
5.375% 3/25/82 (Reg. S)(e)	EUR	5,000	5,239
7% 9/25/83 (Reg. S)(e)	EUR	10,100	11,496
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(c)		10,200	9,389
5.125% 4/30/31(c)		8,890	7,600
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		2,775	2,657
5.125% 5/9/29		2,775	2,650
7.875% 9/15/29		2,805	3,021
			52,853
TOTAL HEALTH CARE			231,847

INDUSTRIALS - 4.8%
Aerospace & Defense - 1.4%
Bombardier, Inc.:
6% 2/15/28(c)		2,815	2,743
7.125% 6/15/26(c)		4,418	4,398
7.875% 4/15/27(c)		11,323	11,326
8.75% 11/15/30(c)		4,055	4,317
BWX Technologies, Inc. 4.125% 6/30/28 (c)		6,400	5,935
Moog, Inc. 4.25% 12/15/27 (c)		2,025	1,912
Rolls-Royce PLC 5.75% 10/15/27 (c)		6,560	6,572
TransDigm, Inc.:
4.625% 1/15/29		9,290	8,722
5.5% 11/15/27		68,140	66,777
6.25% 3/15/26(c)		11,120	11,101
6.75% 8/15/28(c)		12,760	13,079
6.875% 12/15/30(c)		21,975	22,634
7.125% 12/1/31(c)		5,390	5,648
7.5% 3/15/27		11,028	11,084
Triumph Group, Inc. 9% 3/15/28 (c)		4,210	4,477
			180,725
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)		3,960	3,614
Rand Parent LLC 8.5% 2/15/30 (c)		6,985	6,680
			10,294
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(c)		1,400	1,351
6.375% 6/15/30(c)		2,780	2,801
Carrier Global Corp. 4.5% 11/29/32 (Reg. S)	EUR	5,475	6,464
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)		1,865	1,651
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29		4,830	4,444
			16,711
Commercial Services & Supplies - 1.1%
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(c)		5,414	4,922
4.625% 6/1/28(c)		3,736	3,414
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (c)		20,835	22,034
Clean Harbors, Inc. 6.375% 2/1/31 (c)		2,350	2,388
CoreCivic, Inc. 8.25% 4/15/26		14,975	15,235
Covanta Holding Corp.:
4.875% 12/1/29(c)		9,642	8,424
5% 9/1/30		8,005	6,814
GFL Environmental, Inc.:
4% 8/1/28(c)		4,200	3,882
4.75% 6/15/29(c)		5,705	5,374
6.75% 1/15/31(c)		3,980	4,101
Madison IAQ LLC:
4.125% 6/30/28(c)		5,345	4,859
5.875% 6/30/29(c)		4,265	3,758
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (c)		22,560	20,981
OpenLane, Inc. 5.125% 6/1/25 (c)		6,210	6,101
PowerTeam Services LLC 9.033% 12/4/25 (c)		3,435	3,250
The Brink's Co. 4.625% 10/15/27 (c)		7,200	6,864
The GEO Group, Inc.:
9.5% 12/31/28(c)		5,755	5,554
10.5% 6/30/28		16,764	17,015
Williams Scotsman, Inc. 7.375% 10/1/31 (c)		2,735	2,868
			147,838
Construction & Engineering - 0.5%
AECOM 5.125% 3/15/27		7,490	7,436
Arcosa, Inc. 4.375% 4/15/29 (c)		4,130	3,847
Bouygues SA 5.375% 6/30/42 (Reg. S)	EUR	18,400	24,135
Pike Corp.:
5.5% 9/1/28(c)		18,325	17,458
8.625% 1/31/31(c)		6,710	7,051
SRS Distribution, Inc.:
4.625% 7/1/28(c)		5,520	5,237
6.125% 7/1/29(c)		2,315	2,195
			67,359
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/29 (c)		5,910	5,493

Ground Transportation - 0.7%
Uber Technologies, Inc.:
4.5% 8/15/29(c)		12,675	12,092
6.25% 1/15/28(c)		5,520	5,534
7.5% 9/15/27(c)		31,625	32,752
8% 11/1/26(c)		29,170	29,711
XPO, Inc.:
6.25% 6/1/28(c)		2,790	2,824
7.125% 2/1/32(c)		4,015	4,144
			87,057
Industrial Conglomerates - 0.0%
Honeywell International, Inc. 4.125% 11/2/34	EUR	4,282	5,018

Machinery - 0.1%
ATS Corp. 4.125% 12/15/28 (c)		4,630	4,258
Chart Industries, Inc. 7.5% 1/1/30 (c)		7,420	7,756
			12,014
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (c)		4,240	3,547

Passenger Airlines - 0.5%
Air Canada 3.875% 8/15/26 (c)		4,230	4,041
Allegiant Travel Co. 7.25% 8/15/27 (c)		4,365	4,271
American Airlines, Inc.:
7.25% 2/15/28(c)		9,260	9,366
8.5% 5/15/29(c)		8,875	9,372
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (c)		13,870	13,520
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(c)		4,670	3,359
8% 9/20/25(c)		1,420	1,011
United Airlines, Inc.:
4.375% 4/15/26(c)		14,560	14,187
4.625% 4/15/29(c)		8,725	8,160
			67,287
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (c)		5,670	5,387
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(c)		6,270	5,906
4% 7/1/29(c)		2,820	2,643
TriNet Group, Inc. 3.5% 3/1/29 (c)		4,545	4,066
			18,002
Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (c)		4,040	4,209
Foundation Building Materials, Inc. 6% 3/1/29 (c)		3,110	2,796
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)		10,040	9,130
			16,135
TOTAL INDUSTRIALS			637,480

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. 5% 12/15/29 (c)		4,370	4,150
TTM Technologies, Inc. 4% 3/1/29 (c)		4,540	4,124
			8,274
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (c)		4,315	3,517
CA Magnum Holdings 5.375% 10/31/26 (c)		2,230	2,074
Camelot Finance SA 4.5% 11/1/26 (c)		6,365	6,219
Gartner, Inc.:
3.625% 6/15/29(c)		4,040	3,646
3.75% 10/1/30(c)		6,920	6,117
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(c)		6,060	5,489
5.25% 12/1/27(c)		5,665	5,551
Unisys Corp. 6.875% 11/1/27 (c)		3,685	3,317
			35,930
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (c)		6,765	6,275
Synaptics, Inc. 4% 6/15/29 (c)		3,500	3,139
			9,414
Software - 1.0%
Clarivate Science Holdings Corp.:
3.875% 7/1/28(c)		5,025	4,738
4.875% 7/1/29(c)		4,755	4,462
Cloud Software Group, Inc.:
6.5% 3/31/29(c)		42,825	40,788
9% 9/30/29(c)		4,210	4,001
Elastic NV 4.125% 7/15/29 (c)		11,340	10,413
Fair Isaac Corp. 4% 6/15/28 (c)		6,420	6,076
Gen Digital, Inc. 5% 4/15/25 (c)		6,360	6,296
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)		5,780	5,099
MicroStrategy, Inc. 6.125% 6/15/28 (c)		9,960	9,663
NCR Voyix Corp.:
5% 10/1/28(c)		3,385	3,200
5.25% 10/1/30(c)		13,370	12,279
Open Text Corp. 6.9% 12/1/27 (c)		5,000	5,198
Open Text Holdings, Inc.:
4.125% 2/15/30(c)		3,220	2,914
4.125% 12/1/31(c)		2,490	2,201
PTC, Inc.:
3.625% 2/15/25(c)		3,755	3,671
4% 2/15/28(c)		3,715	3,521
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)		8,925	7,368
			131,888
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
8.25% 12/15/29(c)		9,200	9,922
8.5% 7/15/31(c)		5,975	6,486
			16,408
TOTAL INFORMATION TECHNOLOGY			201,914

MATERIALS - 2.7%
Chemicals - 1.0%
Air Products & Chemicals, Inc. 4% 3/3/35	EUR	8,899	10,365
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	16,900	19,859
Ingevity Corp. 3.875% 11/1/28 (c)		6,715	6,013
LSB Industries, Inc. 6.25% 10/15/28 (c)		9,723	9,221
NOVA Chemicals Corp. 8.5% 11/15/28 (c)		3,635	3,812
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(c)		7,070	6,362
7.125% 10/1/27(c)		3,445	3,449
9.75% 11/15/28(c)		13,941	14,797
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)		3,770	3,526
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)		6,435	6,177
The Chemours Co. LLC:
4.625% 11/15/29(c)		1,680	1,475
5.375% 5/15/27		18,470	18,048
5.75% 11/15/28(c)		10,635	10,130
The Scotts Miracle-Gro Co. 4% 4/1/31		5,930	5,031
W.R. Grace Holding LLC:
5.625% 8/15/29(c)		13,095	11,523
7.375% 3/1/31(c)		2,810	2,811
			132,599
Construction Materials - 0.2%
Smyrna Ready Mix LLC 8.875% 11/15/31 (c)		10,810	11,363
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29(c)		6,525	6,313
7.25% 1/15/31(c)		4,060	4,278
			21,954
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(c)		3,025	2,646
4% 9/1/29(c)		6,050	5,121
6% 6/15/27(c)		2,785	2,775
BWAY Holding Co. 7.875% 8/15/26 (c)		5,635	5,735
Cascades, Inc.:
5.125% 1/15/26(c)		3,310	3,219
5.375% 1/15/28(c)		3,310	3,202
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(c)		3,315	3,261
8.75% 4/15/30(c)		21,190	19,757
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	17,362
7.5% 12/15/96		7,695	9,138
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)		3,720	3,348
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)		3,585	3,227
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)		2,570	2,394
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (c)		2,815	2,839
Trident Holdings, Inc. 12.75% 12/31/28 (c)		2,765	2,959
			86,983
Metals & Mining - 0.9%
Alcoa Nederland Holding BV:
4.125% 3/31/29(c)		7,735	7,173
6.125% 5/15/28(c)		2,110	2,122
Algoma Steel SCA 0% 12/31/24 (b)		1,518	0
Arsenal AIC Parent LLC 8% 10/1/30 (c)		3,285	3,427
ATI, Inc.:
4.875% 10/1/29		2,795	2,605
5.125% 10/1/31		2,480	2,300
7.25% 8/15/30		2,745	2,856
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(c)		4,615	4,265
4.875% 3/1/31(c)		4,615	4,170
6.75% 4/15/30(c)		9,035	9,162
Compass Minerals International, Inc. 6.75% 12/1/27 (c)		9,315	9,222
Eldorado Gold Corp. 6.25% 9/1/29 (c)		4,225	3,985
ERO Copper Corp. 6.5% 2/15/30 (c)		4,180	3,688
First Quantum Minerals Ltd.:
6.875% 3/1/26(c)		14,330	12,828
8.625% 6/1/31(c)		7,190	6,053
FMG Resources Pty Ltd.:
4.375% 4/1/31(c)		4,420	4,047
4.5% 9/15/27(c)		5,450	5,237
HudBay Minerals, Inc. 4.5% 4/1/26 (c)		3,600	3,482
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)		6,615	6,118
Mineral Resources Ltd.:
8% 11/1/27(c)		2,785	2,855
8.125% 5/1/27(c)		11,025	11,200
8.5% 5/1/30(c)		2,065	2,152
9.25% 10/1/28(c)		4,830	5,138
Murray Energy Corp.:
11.25%(b)(c)(d)		5,925	0
12% pay-in-kind(b)(c)(d)(e)		6,364	0
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)		2,015	1,865
			115,950
Paper & Forest Products - 0.0%
LABL, Inc. 5.875% 11/1/28 (c)		6,750	6,116

TOTAL MATERIALS			363,602

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (c)		4,190	3,838
Iron Mountain, Inc.:
4.875% 9/15/29(c)		14,590	13,818
5% 7/15/28(c)		6,370	6,120
5.25% 7/15/30(c)		5,915	5,631
5.625% 7/15/32(c)		5,915	5,600
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,700	4,187
4.625% 8/1/29		10,950	7,874
5% 10/15/27		21,010	17,161
Prologis International Funding II SA:
3.125% 6/1/31 (Reg. S)	EUR	22,000	23,416
4.625% 2/21/35 (Reg. S)	EUR	8,863	10,191
SBA Communications Corp. 3.875% 2/15/27		9,720	9,334
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(c)		9,350	8,059
6.5% 2/15/29(c)		5,660	4,085
10.5% 2/15/28(c)		1,075	1,090
Uniti Group, Inc. 6% 1/15/30 (c)		3,390	2,369
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(c)		6,695	6,150
4.25% 12/1/26(c)		12,650	12,174
4.625% 12/1/29(c)		7,220	6,803
			147,900
Real Estate Management & Development - 0.3%
Greystar Real Estate Partners 7.75% 9/1/30 (c)		2,435	2,551
SELP Finance SARL:
0.875% 5/27/29 (Reg. S)	EUR	5,520	5,172
3.75% 8/10/27 (Reg. S)	EUR	10,184	11,244
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(c)		6,480	6,269
5.875% 6/15/27(c)		5,610	5,638
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)		3,045	2,837
			33,711
TOTAL REAL ESTATE			181,611

UTILITIES - 2.0%
Electric Utilities - 1.3%
Clearway Energy Operating LLC:
3.75% 1/15/32(c)		2,795	2,428
4.75% 3/15/28(c)		4,055	3,907
Electricite de France SA 4.625% 1/25/43 (Reg. S)	EUR	13,200	15,319
EnBW International Finance BV 4.3% 5/23/34 (Reg. S)	EUR	16,104	18,792
Energias de Portugal SA:
1.875% 3/14/82 (Reg. S)(e)	EUR	5,600	5,202
5.943% 4/23/83 (Reg. S)(e)	EUR	900	1,031
NextEra Energy Partners LP 7.25% 1/15/29 (c)		2,675	2,800
NRG Energy, Inc.:
3.375% 2/15/29(c)		3,080	2,720
3.625% 2/15/31(c)		6,110	5,250
3.875% 2/15/32(c)		582	498
5.75% 1/15/28		19,350	19,279
ORSTED A/S 5.25% 12/8/22 (Reg. S) (e)	EUR	5,900	6,507
Pacific Gas & Electric Co.:
3.95% 12/1/47		2,711	1,982
4% 12/1/46		8,299	6,074
4.3% 3/15/45		3,690	2,887
PG&E Corp.:
5% 7/1/28		13,615	13,247
5.25% 7/1/30		5,150	4,967
Vistra Operations Co. LLC:
4.375% 5/1/29(c)		11,110	10,369
5% 7/31/27(c)		13,800	13,436
5.5% 9/1/26(c)		9,975	9,848
5.625% 2/15/27(c)		17,455	17,218
7.75% 10/15/31(c)		5,470	5,681
			169,442
Gas Utilities - 0.2%
Southern Natural Gas Co. LLC:
7.35% 2/15/31		14,890	15,828
8% 3/1/32		9,400	10,974
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)		5,750	5,213
			32,015
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)		3,735	3,500
RWE AG 4.125% 2/13/35 (Reg. S)	EUR	9,787	11,221
Sunnova Energy Corp.:
5.875% 9/1/26(c)		1,350	1,149
11.75% 10/1/28(c)		5,385	4,900
			20,770
Multi-Utilities - 0.1%
National Grid PLC 4.275% 1/16/35 (Reg. S)	EUR	13,049	14,892

Water Utilities - 0.2%
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	16,800	17,477
Thames Water Utility Finance PLC 1.25% 1/31/32 (Reg. S)	EUR	13,545	11,224
			28,701
TOTAL UTILITIES			265,820

TOTAL NONCONVERTIBLE BONDS			4,266,590
TOTAL CORPORATE BONDS (Cost $4,367,150)			4,295,657

U.S. Government and Government Agency Obligations - 23.3%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39	2,106	2,235
5.375% 4/1/56	3,503	3,838
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,073
U.S. Treasury Obligations - 23.2%
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.38% 1/25/24 to 3/14/24 (i)	12,090	12,038
U.S. Treasury Bonds:
2% 8/15/51	137,884	90,039
2.25% 2/15/52	115,400	79,996
2.5% 2/15/45	216,056	163,603
3% 5/15/45	20,100	16,583
3% 2/15/49	128,820	104,822
3.625% 2/15/53	105,566	97,484
3.625% 5/15/53	11,450	10,586
3.875% 5/15/43	15,452	14,761
4.375% 8/15/43	156,260	159,507
4.75% 2/15/37	74,200	81,188
5.25% 2/15/29	5,406	5,746
6.125% 8/15/29	3,663	4,064
U.S. Treasury Notes:
0.25% 9/30/25	26,037	24,247
0.25% 10/31/25	5,880	5,462
0.375% 4/30/25	46,151	43,674
0.375% 12/31/25	158,357	146,759
0.375% 1/31/26	13,900	12,842
0.625% 7/31/26	24,000	21,983
0.75% 3/31/26	46,052	42,726
0.75% 8/31/26	177,019	162,290
1% 7/31/28	49,141	43,223
1.125% 10/31/26	17,300	15,964
1.125% 8/31/28	339,517	299,739
1.25% 12/31/26	33,922	31,312
1.25% 9/30/28	38,280	33,926
1.375% 10/31/28	8,911	7,931
1.5% 2/29/24	120,780	120,047
1.5% 1/31/27	40,989	38,048
1.5% 11/30/28	6,930	6,197
1.625% 9/30/26	3,093	2,900
1.75% 1/31/29	41,434	37,372
1.875% 2/28/27	242,560	227,381
2.125% 5/15/25	12,033	11,649
2.25% 3/31/26	34,717	33,304
2.375% 3/31/29	7,500	6,963
2.5% 2/28/26	38,997	37,635
2.5% 3/31/27	7,200	6,881
2.625% 5/31/27	90	86
2.625% 7/31/29	23,875	22,357
2.75% 6/30/25	197	192
2.75% 7/31/27	9,450	9,071
2.75% 5/31/29	18,541	17,505
2.75% 8/15/32	66,322	60,736
2.875% 5/15/32	30,472	28,237
3.125% 11/15/28	28,930	27,947
3.375% 5/15/33	7,260	6,967
3.5% 1/31/28	20,540	20,216
3.5% 2/15/33	49,310	47,817
3.625% 5/15/26	35,540	35,121
3.625% 3/31/28	34,500	34,124
3.625% 3/31/30	21,930	21,590
3.75% 5/31/30	12,660	12,548
3.875% 11/30/27	14,110	14,080
3.875% 12/31/27	51,100	51,023
3.875% 8/15/33	16,114	16,094
4% 2/15/26	49,100	48,876
4% 10/31/29	19,300	19,390
4% 7/31/30	23,420	23,548
4.125% 10/31/27	8,800	8,855
4.125% 7/31/28	15,000	15,155
4.125% 8/31/30	31,870	32,270
4.125% 11/15/32	27,677	28,133
4.25% 12/31/24	15,920	15,835
4.375% 11/30/28	32,510	33,267
4.375% 11/30/30	30,852	31,725
4.625% 3/15/26	10,990	11,085
4.625% 11/15/26	72,430	73,573
4.625% 9/30/28	21,630	22,326
4.875% 10/31/30	25,780	27,266
TOTAL U.S. TREASURY OBLIGATIONS		3,077,887
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	11,520	11,176
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,356,412)		3,095,136

U.S. Government Agency - Mortgage Securities - 3.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 1.2%
1.5% 11/1/40 to 11/1/41 (j)	38,513	31,693
2% 2/1/28 to 12/1/41	60,094	52,522
2.5% 1/1/28 to 5/1/42	28,631	26,303
3% 11/1/34 to 2/1/52 (i)(k)	16,836	15,651
3.5% 9/1/33 to 3/1/52	3,515	3,384
4.5% 9/1/42	1,468	1,451
5% 5/1/52 to 12/1/52 (i)(k)	15,229	15,261
6% 6/1/53	7,743	7,970
TOTAL FANNIE MAE		154,235
Freddie Mac - 1.2%
1.5% 12/1/40 to 4/1/41	10,677	8,809
2% 6/1/35 to 7/1/41	39,302	34,757
2.5% 1/1/28 to 2/1/42 (j)	62,732	56,303
3% 9/1/34	3,367	3,205
3.5% 5/1/51 to 3/1/52 (k)	27,890	25,748
4.5% 10/1/42 to 12/1/42	1,310	1,292
5% 5/1/52 to 12/1/52 (i)(k)	12,206	12,227
5.5% 9/1/52	6,544	6,628
6.5% 10/1/53	7,601	7,912
TOTAL FREDDIE MAC		156,881
Ginnie Mae - 0.6%
2% 1/1/54 (l)	10,050	8,511
2% 1/1/54 (l)	7,450	6,309
2% 1/1/54 (l)	17,100	14,482
2% 1/1/54 (l)	12,800	10,840
2% 1/1/54 (l)	4,700	3,980
2% 1/1/54 (l)	2,450	2,075
2% 1/1/54 (l)	2,450	2,075
2% 1/1/54 (l)	9,850	8,342
2% 1/1/54 (l)	2,875	2,435
6.5% 1/1/54 (l)	24,525	25,101
TOTAL GINNIE MAE		84,150
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $398,513)		395,266

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 1.4%
Fannie Mae:
planned amortization class:
Series 2021-65 Class MA, 2% 8/25/51	7,686	6,558
Series 2022-2 Class TH, 2.5% 2/25/52	1,243	1,129
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	3,222	2,770
Series 2020-49 Class JA, 2% 8/25/44	1,163	1,048
Series 2020-67 Class KZ, 3.25% 9/25/40	1,983	1,841
Series 2020-75 Class HA, 1.5% 12/25/44	12,513	10,700
Series 2021-68 Class A, 2% 7/25/49	2,377	1,906
Series 2021-85 Class L, 2.5% 8/25/48	1,297	1,148
Series 2021-96 Class HA, 2.5% 2/25/50	2,095	1,822
Series 2022-1 Class KA, 3% 5/25/48	2,117	1,928
Series 2022-13 Class MA, 3% 5/25/44	9,079	8,552
Series 2022-3:
Class G, 2% 11/25/47	8,868	7,717
Class N, 2% 10/25/47	17,144	14,693
Series 2022-4 Class B, 2.5% 5/25/49	1,537	1,356
Series 2022-49 Class TE, 4.5% 12/25/48	16,019	15,676
Series 2022-5 Class 0, 2.5% 6/25/48	2,187	1,939
Series 2022-65 Class GA, 5% 4/25/46	16,108	15,851
Series 2022-7 Class A, 3% 5/25/48	3,018	2,748
Series 2020-45 Class JL, 3% 7/25/40	324	297
Series 2021-59 Class H, 2% 6/25/48	1,342	1,103
Series 2021-66:
Class DA, 2% 1/25/48	1,444	1,192
Class DM, 2% 1/25/48	1,535	1,267
Freddie Mac:
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	4,957	4,084
Series 2022-5213 Class JM, 3.5% 9/25/51	7,643	7,277
Series 2022-5214 Class CG, 3.5% 4/25/52	2,516	2,370
Series 2022-5220 Class PK, 3.5% 1/25/51	3,403	3,219
Series 2022-5224 Class DQ, 3.75% 8/25/44	4,321	4,128
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	2,179	1,986
Class LT, 3.25% 10/25/40	2,061	1,906
Class LY, 3% 10/25/40	1,656	1,510
Series 2021-5175 Class CB, 2.5% 4/25/50	7,469	6,519
Series 2021-5180 Class KA, 2.5% 10/25/47	1,519	1,354
Series 2022-5189 Class DA, 2.5% 5/25/49	1,597	1,404
Series 2022-5190 Class BA, 2.5% 11/25/47	1,554	1,375
Series 2022-5191 Class CA, 2.5% 4/25/50	1,794	1,531
Series 2022-5197 Class DA, 2.5% 11/25/47	1,180	1,044
Series 2022-5198 Class BA, 2.5% 11/25/47	5,763	5,143
Series 2022-5200 Class LA, 3% 10/25/48	2,956	2,710
Series 2022-5202 Class LB, 2.5% 10/25/47	1,260	1,112
Series 2020-5041 Class LB, 3% 11/25/40	3,712	3,382
Series 2021-5083 Class VA, 1% 8/15/38	17,101	15,979
Series 2021-5176 Class AG, 2% 1/25/47	5,638	4,873
Series 2021-5182 Class A, 2.5% 10/25/48	9,852	8,658
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	1,216	1,056

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $183,410)		185,861

Commercial Mortgage Securities - 2.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	3,341	3,314
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	11,789	11,556
Series 2015-K049 Class A2, 3.01% 7/25/25	339	330
Series 2015-K050 Class A2, 3.334% 8/25/25 (e)	13,656	13,351
Series 2015-KPLB Class A, 2.77% 5/25/25	4,530	4,397
Series 2016-K052 Class A2, 3.151% 11/25/25	15,387	14,972
Series 2016-K055 Class A2, 2.673% 3/25/26	3,400	3,265
Series 2017-K066 Class A2, 3.117% 6/25/27	2,710	2,603
Series 2017-K729 Class A2, 3.136% 10/25/24	10,510	10,336
Series 2018-K732 Class A2, 3.7% 5/25/25	15,962	15,688
Series 2018-K733 Class A2, 3.75% 8/25/25	18,787	18,460
Series 2019-K092 Class A2, 3.298% 4/25/29	5,356	5,099
Series 2019-K735 Class A2, 2.862% 5/25/26	2,449	2,358
Series 2019-K736 Class A2, 2.282% 7/25/26	8,700	8,272
Series 2021-K746 Class A2, 2.031% 9/25/28	7,700	6,946
Series 2022-150 Class A2, 3.71% 9/25/32	2,600	2,467
Series 2022-K747 Class A2, 2.05% 11/25/28	4,800	4,323
Series 2022-K750 Class A2, 3% 9/25/29	5,600	5,238
Series 2023-158 Class A2, 4.05% 7/25/33	6,350	6,166
Series 2023-160 Class A1, 4.68% 10/25/32	4,295	4,330
Series 2023-K754 Class A2, 4.94% 11/25/30	7,700	7,933
Series K058 Class A2, 2.653% 8/25/26	12,500	11,932
Series K065 Class A2, 3.243% 4/25/27	3,400	3,281
Series K073 Class A2, 3.35% 1/25/28	2,900	2,791
Series 2016-K059 Class A2, 3.12% 9/25/26 (e)	2,500	2,414
Series 2017-K068 Class A2, 3.244% 8/25/27	3,500	3,367
Series 2017-K727 Class A2, 2.946% 7/25/24	12,863	12,686
Series 2022 K748 Class A2, 2.26% 1/25/29	5,100	4,626
Series K053 Class A2, 2.995% 12/25/25	22,133	21,440
Series K056 Class A2, 2.525% 5/25/26	1,300	1,242
Series K063 Class A2, 3.43% 1/25/27	1,800	1,750
Series K090 Class A2, 3.422% 2/25/29	5,300	5,082
Series K734 Class A2, 3.208% 2/25/26	8,300	8,073
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	21,647	21,146
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (c)	39,000	37,619
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $286,926)		288,853

Foreign Government and Government Agency Obligations - 3.6%
		Principal Amount (a) (000s)	Value ($) (000s)
Australian Commonwealth:
1.75% 11/21/32 (Reg. S)	AUD	15,000	8,557
1.75% 6/21/51 (Reg. S)	AUD	81,080	32,602
Canadian Government 1.25% 3/1/27	CAD	30,000	21,200
German Federal Republic:
1.7% 8/15/32(Reg. S)	EUR	141,103	152,524
1.8% 8/15/53(Reg. S)	EUR	25,000	24,890
2.2% 12/12/24(Reg. S)	EUR	39,900	43,682
2.3% 2/15/33(Reg. S)	EUR	84,100	95,212
2.4% 10/19/28(Reg. S)	EUR	23,210	26,150
2.6% 8/15/33(Reg. S)	EUR	4,750	5,506
United Kingdom, Great Britain and Northern Ireland 3.25% 1/31/33(Reg. S)	GBP	59,800	74,554
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $463,260)			484,877

Common Stocks - 5.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (m)	108,900	15,212
Meta Platforms, Inc. Class A (m)	72,400	25,627
		40,839
Media - 0.0%
iHeartMedia, Inc. (m)	26	0
Nexstar Broadcasting Group, Inc. Class A	23,627	3,704
		3,704
TOTAL COMMUNICATION SERVICES		44,543
CONSUMER DISCRETIONARY - 0.6%
Automobile Components - 0.0%
Exide Technologies (b)(m)	7,093	0
Exide Technologies (b)(m)	418,807	0
Exide Technologies (b)(m)	280	0
UC Holdings, Inc. (b)(m)	560,355	964
		964
Broadline Retail - 0.1%
Amazon.com, Inc. (m)	63,500	9,648
Hotels, Restaurants & Leisure - 0.3%
Airbnb, Inc. Class A (m)	58,500	7,964
Booking Holdings, Inc. (m)	2,200	7,804
Boyd Gaming Corp.	123,800	7,751
Domino's Pizza, Inc.	9,900	4,081
New Cotai LLC/New Cotai Capital Corp. (b)(g)(m)	2,242,893	1,503
Starbucks Corp.	34,900	3,351
Studio City International Holdings Ltd.:
ADR (c)(m)	121,177	785
(NYSE) ADR (m)	133,400	864
		34,103
Household Durables - 0.1%
TopBuild Corp. (m)	31,500	11,789
Specialty Retail - 0.1%
Dick's Sporting Goods, Inc.	50,200	7,377
Lowe's Companies, Inc.	27,200	6,053
Williams-Sonoma, Inc.	24,000	4,843
		18,273
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	4,400	3,575
Tapestry, Inc.	91,100	3,353
		6,928
TOTAL CONSUMER DISCRETIONARY		81,705
CONSUMER STAPLES - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Southeastern Grocers, Inc. (b)(g)(m)	584,047	15,699
U.S. Foods Holding Corp. (m)	119,700	5,436
		21,135
Food Products - 0.0%
JBS SA	1,108,000	5,682
TOTAL CONSUMER STAPLES		26,817
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (m)	66,694	867
Forbes Energy Services Ltd. (b)(m)	135,187	0
Halliburton Co.	4,034	146
Superior Energy Services, Inc. Class A (b)	66,115	5,043
		6,056
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp. (m)	127,900	2,901
California Resources Corp.	195,606	10,696
California Resources Corp. warrants 10/27/24 (m)	34,633	671
Canvas Energy, Inc.:
Series A warrants 10/1/24 (b)(m)	289	0
Series B warrants 10/1/25 (b)(m)	289	0
Cheniere Energy, Inc.	75,400	12,872
Chesapeake Energy Corp. (g)	15,902	1,223
EP Energy Corp. (b)(m)	611,545	1,052
Mesquite Energy, Inc. (b)(m)	185,122	15,060
Permian Resource Corp. Class A	847,800	11,530
Unit Corp.	28,630	1,236
		57,241
TOTAL ENERGY		63,297
FINANCIALS - 0.7%
Consumer Finance - 0.1%
OneMain Holdings, Inc.	299,100	14,716
Financial Services - 0.5%
Apollo Global Management, Inc.	110,100	10,260
Carnelian Point Holdings LP warrants (b)(m)	544	2
Fiserv, Inc. (m)	90,000	11,956
Global Payments, Inc.	35,200	4,470
MasterCard, Inc. Class A	27,600	11,772
Visa, Inc. Class A	82,700	21,531
		59,991
Insurance - 0.1%
Arthur J. Gallagher & Co.	65,100	14,640
TOTAL FINANCIALS		89,347
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Humana, Inc.	6,100	2,793
Tenet Healthcare Corp. (m)	36,700	2,773
UnitedHealth Group, Inc.	10,400	5,475
		11,041
Life Sciences Tools & Services - 0.1%
IQVIA Holdings, Inc. (m)	36,600	8,469
TOTAL HEALTH CARE		19,510
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
TransDigm Group, Inc.	4,900	4,957
Building Products - 0.2%
Builders FirstSource, Inc. (m)	31,700	5,292
Carlisle Companies, Inc.	15,400	4,811
Carrier Global Corp.	96,200	5,527
Trane Technologies PLC	33,500	8,171
		23,801
Construction & Engineering - 0.1%
Willscot Mobile Mini Holdings (m)	267,000	11,882
Electrical Equipment - 0.3%
AMETEK, Inc.	29,600	4,881
Eaton Corp. PLC	50,400	12,137
nVent Electric PLC	114,000	6,736
Regal Rexnord Corp.	49,200	7,283
Vertiv Holdings Co.	187,600	9,010
		40,047
Machinery - 0.1%
Deere & Co.	6,700	2,679
Parker Hannifin Corp.	12,600	5,805
		8,484
Passenger Airlines - 0.0%
Air Canada (m)	800	11
Delta Air Lines, Inc.	48,600	1,955
		1,966
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co. (b)	15,403	160
Penhall Acquisition Co. (b)	15,403	0
WESCO International, Inc.	35,700	6,208
		6,368
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(g)(m)	403,760	0
Class A2 (b)(g)(m)	403,760	0
Class A3 (b)(g)(m)	403,760	0
Class A4 (b)(g)(m)	403,760	0
Class A5 (b)(g)(m)	403,760	0
Class A6 (b)(g)(m)	403,760	0
Class A7 (b)(g)(m)	403,760	0
Class A8 (b)(g)(m)	403,760	0
Class A9 (b)(g)(m)	403,760	0
		0
TOTAL INDUSTRIALS		97,505
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
Arista Networks, Inc. (m)	34,200	8,054
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp.	24,000	5,456
IT Services - 0.1%
Accenture PLC Class A	16,700	5,860
GTT Communications, Inc. (b)	51,638	1,814
		7,674
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV (depository receipt)	8,500	6,434
KLA Corp.	9,600	5,580
Lam Research Corp.	14,400	11,279
Marvell Technology, Inc.	86,600	5,223
Microchip Technology, Inc.	63,200	5,699
NVIDIA Corp.	62,600	31,001
NXP Semiconductors NV	19,900	4,571
ON Semiconductor Corp. (m)	169,691	14,174
SolarEdge Technologies, Inc. (m)	20,600	1,928
		85,889
Software - 0.5%
Adobe, Inc. (m)	18,464	11,016
Dynatrace, Inc. (m)	104,600	5,721
Gen Digital, Inc.	197,900	4,516
Microsoft Corp.	51,100	19,216
Oracle Corp.	73,000	7,696
Palo Alto Networks, Inc. (m)	18,800	5,544
Salesforce, Inc. (m)	37,200	9,789
Synopsys, Inc. (m)	10,600	5,458
		68,956
TOTAL INFORMATION TECHNOLOGY		176,029
MATERIALS - 0.2%
Chemicals - 0.1%
Olin Corp.	149,500	8,066
The Chemours Co. LLC	166,279	5,244
Westlake Corp.	20,100	2,813
		16,123
Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	332,500	8,196
Metals & Mining - 0.0%
Algoma Steel Group, Inc.	489,241	4,907
Algoma Steel SCA (b)(m)	151,792	0
Elah Holdings, Inc. (m)	517	16
		4,923
TOTAL MATERIALS		29,242
UTILITIES - 0.3%
Electric Utilities - 0.2%
Constellation Energy Corp.	120,700	14,109
PG&E Corp.	606,468	10,935
Portland General Electric Co.	13,962	605
		25,649
Independent Power and Renewable Electricity Producers - 0.1%
PureWest Energy (b)	10,774	20
PureWest Energy rights (b)(m)	6,493	0
Vistra Corp.	287,300	11,067
		11,087
TOTAL UTILITIES		36,736
TOTAL COMMON STOCKS (Cost $541,100)		664,731

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Exide Technologies (b)(m)	624	0
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(g)(m)	193,792,711	2
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,489)		2

Bank Loan Obligations - 2.8%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 10.231% 11/1/24 (e)(f)(n)	4,148	3,191
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.856% 12/12/26 (e)(f)(n)	5,260	5,256
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4484% 12/30/27 (e)(f)(n)	2,735	2,362
		10,809
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4428% 8/24/26 (e)(f)(n)	3,585	2,599
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5981% 6/24/29 (e)(f)(n)	350	350
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 1/31/29 (e)(f)(n)	3,517	3,510
		6,459
TOTAL COMMUNICATION SERVICES		17,268
CONSUMER DISCRETIONARY - 0.6%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.106% 4/20/30 (e)(f)(n)	1,247	1,248
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8948% 12/17/28 (e)(f)(n)	7,398	5,732
		6,980
Diversified Consumer Services - 0.1%
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1555% 1/15/27 (e)(f)(n)	6,526	6,432
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (e)(f)(n)	8,222	7,197
		13,629
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.356% 1/27/29 (e)(f)(n)	13,110	13,108
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 8/1/30 (e)(f)(n)	2,715	2,724
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4648% 4/14/29 (e)(f)(n)	1,079	1,080
		16,912
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 3/9/30 (e)(f)(n)	1,370	1,368
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.206% 12/18/27 (e)(f)(n)	32,336	31,912
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.7069% 6/30/27 (e)(f)(n)	518	513
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2204% 2/5/26 (e)(f)(n)	10,924	10,947
		43,372
TOTAL CONSUMER DISCRETIONARY		82,261
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6981% 1/24/29 (e)(f)(n)	1,024	988
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(e)(n)	1,267	0
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(f)(n)	3,423	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(f)(n)	1,476	0
		0
TOTAL ENERGY		0
FINANCIALS - 0.2%
Capital Markets - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9704% 7/25/30 (e)(f)(n)	5,228	5,235
Insurance - 0.1%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1498% 2/15/27 (e)(f)(n)	8,143	8,115
CME Term SOFR 1 Month Index + 4.250% 9.8998% 2/15/27 (e)(f)(n)	642	643
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8882% 11/6/30 (e)(f)(n)	1,400	1,401
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8648% 11/6/30 (e)(f)(n)	5,204	5,221
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.6619% 7/1/30 (e)(f)(n)	2,095	2,103
CME Term SOFR 3 Month Index + 4.000% 9.3691% 11/10/29 (e)(f)(n)	446	447
		17,930
TOTAL FINANCIALS		23,165
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4704% 10/23/28 (e)(f)(n)	443	445
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4481% 10/1/27 (e)(f)(n)	9,603	9,315
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 11/15/28 (e)(f)(n)	3,277	3,294
		12,609
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.606% 2/15/29 (e)(f)(n)	13,491	13,417
TOTAL HEALTH CARE		26,471
INDUSTRIALS - 0.5%
Building Products - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (e)(f)(n)	11,174	9,774
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8797% 2/25/29 (e)(f)(n)	10,431	10,376
		20,150
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 12/21/28 (e)(f)(n)	8,315	8,344
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (e)(f)(n)	5,671	5,630
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7214% 6/21/28 (e)(f)(n)	1,385	1,378
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5067% 4/11/29 (e)(f)(n)	7,343	6,691
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 3/6/25 (e)(f)(n)	5,411	5,078
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2195% 12/16/26 (e)(f)(n)	3,016	3,033
		30,154
Construction & Engineering - 0.1%
Breakwater Energy Partners, LLC Tranche B 1LN, term loan 11.25% 9/1/26 (b)(e)(f)(n)	9,041	8,759
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 6/4/28 (e)(f)(n)	3,025	3,027
		11,786
Machinery - 0.0%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.691% 3/17/30 (e)(f)(n)	743	743
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1393% 8/11/28 (e)(f)(n)	4,167	4,173
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1658% 10/20/27 (e)(f)(n)	1,676	1,714
		5,887
TOTAL INDUSTRIALS		68,720
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 3/31/28 (e)(f)(n)	975	965
IT Services - 0.0%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 2/16/28 (e)(f)(n)	603	601
Camelot Finance SA Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 10/31/26 (e)(f)(n)	527	527
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (e)(f)(n)	2,174	1,369
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6981% 8/19/28 (e)(f)(n)	5,339	5,313
		7,810
Software - 0.8%
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 12/29/28 (e)(f)(n)	18,655	18,679
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 9/30/28 (e)(f)(n)	978	974
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1928% 3/1/29 (e)(f)(n)	14,097	14,000
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.606% 5/3/28 (e)(f)(n)	8,348	8,194
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4704% 6/2/28 (e)(f)(n)	3,113	3,067
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0929% 10/26/30 (e)(f)(n)	5,430	5,448
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 8/31/28 (e)(f)(n)	22,114	22,091
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 4/22/28 (e)(f)(n)	3,035	3,007
Ukg, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (e)(f)(n)	12,019	12,038
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4704% 9/1/25 (e)(f)(n)	4,594	3,806
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.706% 2/28/27 (e)(f)(n)	10,807	10,820
		102,124
TOTAL INFORMATION TECHNOLOGY		110,899
MATERIALS - 0.4%
Chemicals - 0.2%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (e)(f)(n)	8,813	8,675
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (e)(f)(n)	1,676	1,671
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/22/28 (e)(f)(n)	6,665	6,676
		17,022
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.631% 4/13/29 (e)(f)(n)	27,188	27,279
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.476% 2/9/26 (e)(f)(n)	778	730
		28,009
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.856% 8/18/30 (e)(f)(n)	763	765
TOTAL MATERIALS		45,796
TOTAL BANK LOAN OBLIGATIONS (Cost $382,110)		375,568

Fixed-Income Funds - 20.5%
	Shares	Value ($) (000s)
Fidelity Emerging Markets Debt Central Fund (o)	256,326,502	2,017,290
Fidelity Floating Rate Central Fund (o)	7,140,998	703,674
TOTAL FIXED-INCOME FUNDS (Cost $3,103,223)		2,720,964

Preferred Securities - 4.0%
		Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 5.375% (Reg. S) (e)(p)	EUR	6,100	7,297
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV:
4.375% (Reg. S) (e)(p)	EUR	20,600	21,343
7.875% (Reg. S) (e)(p)	EUR	2,800	3,554
			24,897
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.6693% (e)(f)(p)		52,337	50,921
6.625% (e)(p)		17,100	14,706
7.125% (e)(p)		11,723	10,910
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 13.0762% (d)(e)(f)(p)		1,711	1,412
			77,949
FINANCIALS - 3.1%
Banks - 2.9%
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.7737% (e)(f)(p)		48,090	48,473
5.875% (e)(p)		60,475	58,951
6.25% (e)(p)		18,480	18,684
Citigroup, Inc.:
4.7% (e)(p)		8,755	8,316
5% (e)(p)		36,455	35,943
6.3% (e)(p)		4,120	4,096
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.9387% (e)(f)(p)		54,840	56,150
4% (e)(p)		19,100	18,130
4.6% (e)(p)		13,385	13,163
5% (e)(p)		18,675	18,723
6.125% (e)(p)		12,865	12,886
6.75% (e)(p)		6,270	6,433
Wells Fargo & Co.:
5.875% (e)(p)		36,775	36,492
5.9% (e)(p)		46,445	46,083
			382,523
Capital Markets - 0.2%
Goldman Sachs Group, Inc. CME Term SOFR 3 Month Index + 3.130% 8.5047% (e)(f)(p)		29,914	30,296
Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (c)(p)		25	2
TOTAL FINANCIALS			412,821
UTILITIES - 0.0%
Electric Utilities - 0.0%
Enel SpA 6.625% (Reg. S) (e)(p)	EUR	5,957	7,192
TOTAL PREFERRED SECURITIES (Cost $536,734)			530,156

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (q) (Cost $288,202)	288,181,528	288,239

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	63,500	2,284

Call Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	63,500	2,972

TOTAL PURCHASED SWAPTIONS (Cost $5,134)			5,256

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $13,919,663)	13,330,566
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(38,846)
NET ASSETS - 100.0%	13,291,720

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
6.5% 1/1/54	(24,525)	(25,099)

Uniform Mortgage Backed Securities
2% 1/1/54	(26,600)	(21,750)
2% 1/1/54	(21,800)	(17,825)
2% 1/1/54	(3,200)	(2,617)
2.5% 1/1/54	(17,150)	(14,607)
2.5% 1/1/54	(28,900)	(24,615)
2.5% 1/1/54	(14,300)	(12,180)
3.5% 1/1/54	(2,675)	(2,456)
3.5% 1/1/54	(13,400)	(12,301)
3.5% 1/1/54	(10,100)	(9,271)
5% 1/1/54	(3,500)	(3,465)
5% 1/1/54	(13,900)	(13,761)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(134,848)

TOTAL TBA SALE COMMITMENTS (Proceeds $156,034)		(159,947)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	925	Mar 2024	140,123	3,652	3,652

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	8,071	Mar 2024	911,140	28,245	28,245
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3,684	Mar 2024	758,587	7,591	7,591
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	36	Mar 2024	4,809	434	434

TOTAL TREASURY CONTRACTS					36,270

TOTAL PURCHASED					39,922

Sold

Bond Index Contracts
Eurex Euro-BTP Contracts (Germany)	860	Mar 2024	113,121	(3,666)	(3,666)

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6	Mar 2024	653	0	0
CBOT Long Term U.S. Treasury Bond Contracts (United States)	15	Mar 2024	1,874	(136)	(136)

TOTAL TREASURY CONTRACTS					(136)

TOTAL SOLD					(3,802)

TOTAL FUTURES CONTRACTS					36,120
The notional amount of futures purchased as a percentage of Net Assets is 13.7%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,277,124,000.
Forward Foreign Currency Contracts
Currency Purchased (000s)		Currency Sold (000s)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($) (000s)

GBP	3,740	USD	4,763	Brown Brothers Harriman & Co	1/02/24	4
USD	11,965	EUR	10,822	Brown Brothers Harriman & Co	1/02/24	17
EUR	4,118	USD	4,552	Brown Brothers Harriman & Co	1/03/24	(7)
EUR	8,460	USD	9,358	Brown Brothers Harriman & Co	1/16/24	(13)
EUR	3,187	USD	3,491	State Street Bank and Trust Co	1/16/24	30
USD	2,744	AUD	4,037	HSBC Bank	1/16/24	(9)
USD	37,451	AUD	55,844	Morgan Stanley Cap. Group, Inc	1/16/24	(621)
USD	20,495	CAD	27,566	Morgan Stanley Cap. Group, Inc	1/16/24	(313)
USD	3,752	EUR	3,418	BNP Paribas S.A.	1/16/24	(23)
USD	7,115	EUR	6,504	BNP Paribas S.A.	1/16/24	(69)
USD	3,108	EUR	2,832	HSBC Bank	1/16/24	(21)
USD	922,661	EUR	845,258	Morgan Stanley Cap. Group, Inc	1/16/24	(10,983)
USD	4,155	EUR	3,805	State Street Bank and Trust Co	1/16/24	(48)
USD	5,223	EUR	4,691	State Street Bank and Trust Co	1/16/24	41
USD	6,626	GBP	5,202	Brown Brothers Harriman & Co	1/16/24	(6)
USD	2,720	GBP	2,131	Brown Brothers Harriman & Co	1/16/24	4
USD	66,010	GBP	52,224	Morgan Stanley Cap. Group, Inc	1/16/24	(563)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(12,580)
Unrealized Appreciation						96
Unrealized Depreciation						(12,676)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	184,857	(1,277)	0	(1,277)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	268,522	(3,316)	0	(3,316)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	75,494	(1,737)	0	(1,737)
TOTAL INTEREST RATE SWAPS							(6,330)	0	(6,330)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,011,829,000 or 22.7% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,691,000 or 0.2% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,153,000.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,957,000.

(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $14,246,000.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Non-income producing
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(p)	Security is perpetual in nature with no stated maturity date.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	151

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	3,974

New Cotai LLC/New Cotai Capital Corp.	9/11/20	11,111

Southeastern Grocers, Inc.	6/01/18	4,108

Tricer Holdco SCA	10/16/09 - 12/30/17	6,909

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,100

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	260,091	3,665,691	3,637,543	15,177	-	-	288,239	0.6%
Fidelity Emerging Markets Debt Central Fund	2,029,576	126,753	226,413	118,758	(39,484)	126,858	2,017,290	94.3%
Fidelity Floating Rate Central Fund	1,010,843	71,565	408,750	71,568	(24,549)	54,565	703,674	47.3%
Fidelity Securities Lending Cash Central Fund 5.40%	74,125	1,340,606	1,414,731	142	-	-	-	0.0%
Total	3,374,635	5,204,615	5,687,437	205,645	(64,033)	181,423	3,009,203

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	44,543	44,543	-	-
Consumer Discretionary	81,705	75,663	3,575	2,467
Consumer Staples	26,817	11,118	-	15,699
Energy	63,297	42,142	-	21,155
Financials	89,347	89,345	-	2
Health Care	19,510	19,510	-	-
Industrials	97,507	97,345	-	162
Information Technology	176,029	174,215	-	1,814
Materials	29,242	29,242	-	-
Utilities	36,736	36,716	-	20

Corporate Bonds	4,295,657	-	4,284,404	11,253

U.S. Government and Government Agency Obligations	3,095,136	-	3,095,136	-

U.S. Government Agency - Mortgage Securities	395,266	-	395,266	-

Collateralized Mortgage Obligations	185,861	-	185,861	-

Commercial Mortgage Securities	288,853	-	288,853	-

Foreign Government and Government Agency Obligations	484,877	-	484,877	-

Bank Loan Obligations	375,568	-	366,809	8,759

Fixed-Income Funds	2,720,964	2,720,964	-	-

Preferred Securities	530,156	-	530,156	-

Money Market Funds	288,239	288,239	-	-

Purchased Swaptions	5,256	-	5,256	-
Total Investments in Securities:	13,330,566	3,629,042	9,640,193	61,331
Derivative Instruments: Assets
Futures Contracts	39,922	39,922	-	-
Forward Foreign Currency Contracts	96	-	96	-
Total Assets	40,018	39,922	96	-
Liabilities
Futures Contracts	(3,802)	(3,802)	-	-
Forward Foreign Currency Contracts	(12,676)	-	(12,676)	-
Swaps	(6,330)	-	(6,330)	-
Total Liabilities	(22,808)	(3,802)	(19,006)	-
Total Derivative Instruments:	17,210	36,120	(18,910)	-
Other Financial Instruments:
TBA Sale Commitments	(159,947)	-	(159,947)	-
Total Other Financial Instruments:	(159,947)	-	(159,947)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	96	(12,676)
Total Foreign Exchange Risk	96	(12,676)
Interest Rate Risk
Futures Contracts (b)	39,922	(3,802)
Purchased Swaptions (c)	5,256	0
Swaps (d)	0	(6,330)
Total Interest Rate Risk	45,178	(10,132)
Total Value of Derivatives	45,274	(22,808)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		December 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,528,238)	$10,321,363
Fidelity Central Funds (cost $3,391,425)	3,009,203

Total Investment in Securities (cost $13,919,663)		$13,330,566
Segregated cash with brokers for derivative instruments		2,030
Cash		11,806
Foreign currency held at value (cost $20)		20
Receivable for investments sold		18,487
Receivable for TBA sale commitments		156,034
Unrealized appreciation on forward foreign currency contracts		96
Receivable for fund shares sold		13,655
Dividends receivable		511
Interest receivable		114,063
Distributions receivable from Fidelity Central Funds		1,286
Prepaid expenses		12
Other receivables		122
Total assets		13,648,688
Liabilities
Payable for investments purchased
Regular delivery	$46,395
Delayed delivery	80,296
TBA sale commitments, at value	159,947
Unrealized depreciation on forward foreign currency contracts	12,676
Payable for fund shares redeemed	44,458
Distributions payable	4,038
Accrued management fee	5,961
Distribution and service plan fees payable	613
Payable for daily variation margin on futures contracts	78
Payable for daily variation margin on centrally cleared swaps	399
Other affiliated payables	1,527
Other payables and accrued expenses	580
Total Liabilities		356,968
Net Assets		$13,291,720
Net Assets consist of:
Paid in capital		$14,440,712
Total accumulated earnings (loss)		(1,148,992)
Net Assets		$13,291,720

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,618,639 ÷ 144,039 shares)(a)		$11.24
Maximum offering price per share (100/96.00 of $11.24)		$11.71
Class M :
Net Asset Value and redemption price per share ($616,232 ÷ 54,867 shares)(a)		$11.23
Maximum offering price per share (100/96.00 of $11.23)		$11.70
Class C :
Net Asset Value and offering price per share ($184,200 ÷ 16,438 shares)(a)		$11.21
Fidelity Strategic Income Fund :
Net Asset Value, offering price and redemption price per share ($5,417,185 ÷ 475,131 shares)		$11.40
Class I :
Net Asset Value, offering price and redemption price per share ($4,401,374 ÷ 386,000 shares)		$11.40
Class Z :
Net Asset Value, offering price and redemption price per share ($1,054,090 ÷ 92,401 shares)		$11.41
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Amounts in thousands		Year ended December 31, 2023
Investment Income
Dividends		$51,041
Interest		410,426
Income from Fidelity Central Funds (including $142 from security lending)		205,645
Total Income		667,112
Expenses
Management fee	$70,654
Transfer agent fees	16,549
Distribution and service plan fees	7,590
Accounting fees	1,621
Custodian fees and expenses	52
Independent trustees' fees and expenses	47
Registration fees	250
Audit	128
Legal	81
Miscellaneous	389
Total expenses before reductions	97,361
Expense reductions	(458)
Total expenses after reductions		96,903
Net Investment income (loss)		570,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(197,107)
Fidelity Central Funds	(64,033)
Forward foreign currency contracts	(5,956)
Foreign currency transactions	(37,697)
Futures contracts	(26,515)
Swaps	(5,366)
Total net realized gain (loss)		(336,674)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	733,956
Fidelity Central Funds	181,423
Forward foreign currency contracts	(7,705)
Assets and liabilities in foreign currencies	169
Futures contracts	37,001
Swaps	(6,330)
TBA Sale commitments	(5,499)
Total change in net unrealized appreciation (depreciation)		933,015
Net gain (loss)		596,341
Net increase (decrease) in net assets resulting from operations		$1,166,550
Statement of Changes in Net Assets

Amount in thousands	Year ended December 31, 2023	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$570,209	$495,071
Net realized gain (loss)	(336,674)	(253,130)
Change in net unrealized appreciation (depreciation)	933,015	(2,114,377)
Net increase (decrease) in net assets resulting from operations	1,166,550	(1,872,436)
Distributions to shareholders	(566,783)	(511,157)

Share transactions - net increase (decrease)	(142,156)	(1,768,785)
Total increase (decrease) in net assets	457,611	(4,152,378)

Net Assets
Beginning of period	12,834,109	16,986,487
End of period	$13,291,720	$12,834,109

Financial Highlights
Fidelity Advisor® Strategic Income Fund Class A

Years ended December 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.73	$12.51	$12.61	$12.29	$11.56
Income from Investment Operations
Net investment income (loss) A,B	.456	.359	.303	.367	.412
Net realized and unrealized gain (loss)	.507	(1.764)	.143	.497	.818
Total from investment operations	.963	(1.405)	.446	.864	1.230
Distributions from net investment income	(.453)	(.361)	(.305)	(.386)	(.390)
Distributions from net realized gain	-	(.014)	(.241)	(.158)	(.110)
Total distributions	(.453)	(.375)	(.546)	(.544)	(.500)
Net asset value, end of period	$11.24	$10.73	$12.51	$12.61	$12.29
Total Return C,D	9.19%	(11.29)%	3.58%	7.19%	10.74%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.97%	.98%	.97%	.97%	.98%
Expenses net of fee waivers, if any	.97%	.97%	.96%	.97%	.97%
Expenses net of all reductions	.97%	.97%	.96%	.97%	.97%
Net investment income (loss)	4.19%	3.18%	2.39%	3.02%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$1,619	$1,637	$2,072	$1,904	$1,918
Portfolio turnover rate G	72%	69%	94%	96%	138% H

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Strategic Income Fund Class M

Years ended December 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.72	$12.51	$12.61	$12.28	$11.55
Income from Investment Operations
Net investment income (loss) A,B	.457	.360	.304	.368	.412
Net realized and unrealized gain (loss)	.507	(1.774)	.142	.506	.818
Total from investment operations	.964	(1.414)	.446	.874	1.230
Distributions from net investment income	(.454)	(.362)	(.305)	(.386)	(.390)
Distributions from net realized gain	-	(.014)	(.241)	(.158)	(.110)
Total distributions	(.454)	(.376)	(.546)	(.544)	(.500)
Net asset value, end of period	$11.23	$10.72	$12.51	$12.61	$12.28
Total Return C,D	9.20%	(11.37)%	3.59%	7.29%	10.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.97%	.97%	.96%	.96%	.97%
Expenses net of fee waivers, if any	.96%	.97%	.96%	.96%	.97%
Expenses net of all reductions	.96%	.97%	.96%	.96%	.97%
Net investment income (loss)	4.20%	3.19%	2.39%	3.03%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$616	$630	$797	$792	$806
Portfolio turnover rate G	72%	69%	94%	96%	138% H

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Strategic Income Fund Class C

Years ended December 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$12.48	$12.58	$12.26	$11.53
Income from Investment Operations
Net investment income (loss) A,B	.373	.275	.208	.276	.320
Net realized and unrealized gain (loss)	.507	(1.765)	.142	.496	.818
Total from investment operations	.880	(1.490)	.350	.772	1.138
Distributions from net investment income	(.370)	(.276)	(.209)	(.294)	(.298)
Distributions from net realized gain	-	(.014)	(.241)	(.158)	(.110)
Total distributions	(.370)	(.290)	(.450)	(.452)	(.408)
Net asset value, end of period	$11.21	$10.70	$12.48	$12.58	$12.26
Total Return C,D	8.39%	(11.99)%	2.81%	6.41%	9.94%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.73%	1.73%	1.72%	1.72%	1.72%
Expenses net of fee waivers, if any	1.73%	1.73%	1.72%	1.72%	1.72%
Expenses net of all reductions	1.73%	1.73%	1.72%	1.72%	1.72%
Net investment income (loss)	3.43%	2.43%	1.64%	2.27%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$184	$222	$354	$572	$678
Portfolio turnover rate G	72%	69%	94%	96%	138% H

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Strategic Income Fund

Years ended December 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$12.70	$12.79	$12.46	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.495	.399	.346	.410	.454
Net realized and unrealized gain (loss)	.517	(1.805)	.153	.504	.827
Total from investment operations	1.012	(1.406)	.499	.914	1.281
Distributions from net investment income	(.492)	(.400)	(.348)	(.426)	(.431)
Distributions from net realized gain	-	(.014)	(.241)	(.158)	(.110)
Total distributions	(.492)	(.414)	(.589)	(.584)	(.541)
Net asset value, end of period	$11.40	$10.88	$12.70	$12.79	$12.46
Total Return C	9.54%	(11.14)%	3.96%	7.53%	11.04%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.68%	.68%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.67%	.68%	.66%	.67%	.68%
Expenses net of all reductions	.67%	.68%	.66%	.67%	.68%
Net investment income (loss)	4.49%	3.48%	2.69%	3.32%	3.68%
Supplemental Data
Net assets, end of period (in millions)	$5,417	$5,457	$7,245	$6,823	$8,139
Portfolio turnover rate F	72%	69%	94%	96%	138% G

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Strategic Income Fund Class I

Years ended December 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$12.70	$12.79	$12.46	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.490	.394	.340	.404	.449
Net realized and unrealized gain (loss)	.518	(1.805)	.153	.505	.827
Total from investment operations	1.008	(1.411)	.493	.909	1.276
Distributions from net investment income	(.488)	(.395)	(.342)	(.421)	(.426)
Distributions from net realized gain	-	(.014)	(.241)	(.158)	(.110)
Total distributions	(.488)	(.409)	(.583)	(.579)	(.536)
Net asset value, end of period	$11.40	$10.88	$12.70	$12.79	$12.46
Total Return C	9.49%	(11.18)%	3.91%	7.48%	11.00%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.72%	.72%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.72%	.72%	.71%	.71%	.72%
Expenses net of all reductions	.72%	.72%	.71%	.71%	.72%
Net investment income (loss)	4.44%	3.44%	2.64%	3.28%	3.64%
Supplemental Data
Net assets, end of period (in millions)	$4,401	$3,986	$5,460	$4,890	$4,899
Portfolio turnover rate F	72%	69%	94%	96%	138% G

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Strategic Income Fund Class Z

Years ended December 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.89	$12.70	$12.80	$12.47	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.502	.405	.352	.417	.461
Net realized and unrealized gain (loss)	.517	(1.794)	.143	.504	.837
Total from investment operations	1.019	(1.389)	.495	.921	1.298
Distributions from net investment income	(.499)	(.407)	(.354)	(.433)	(.438)
Distributions from net realized gain	-	(.014)	(.241)	(.158)	(.110)
Total distributions	(.499)	(.421)	(.595)	(.591)	(.548)
Net asset value, end of period	$11.41	$10.89	$12.70	$12.80	$12.47
Total Return C	9.60%	(11.00)%	3.92%	7.59%	11.19%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.62%	.62%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.61%	.62%	.61%	.61%	.62%
Expenses net of all reductions	.61%	.62%	.61%	.61%	.62%
Net investment income (loss)	4.55%	3.54%	2.74%	3.38%	3.74%
Supplemental Data
Net assets, end of period (in millions)	$1,054	$902	$1,058	$662	$587
Portfolio turnover rate F	72%	69%	94%	96%	138% G

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended December 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Futures Restricted Securities	.02%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividend receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Strategic Income Fund	$120

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, swap agreements, partnerships, capital loss carryforwards and losses deferred due to futures contracts and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$421,421
Gross unrealized depreciation	(1,042,075)
Net unrealized appreciation (depreciation)	$(620,654)
Tax Cost	$13,908,950

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(464,416)
Net unrealized appreciation (depreciation) on securities and other investments	$(626,449)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(241,468)
Long-term	(222,948)
Total capital loss carryforward	$(464,416)

The tax character of distributions paid was as follows:

	December 31, 2023	December 31, 2022
Ordinary Income	$566,783	$492,380
Long-term Capital Gains	-	18,777
Total	$566,783	$511,157

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Strategic Income Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(5,956)	(7,705)
Total Foreign Exchange Risk	(5,956)	(7,705)
Interest Rate Risk
Futures Contracts	(26,515)	37,001
Purchased Options	-	122
Swaps	(5,366)	(6,330)
Total Interest Rate Risk	(31,881)	30,793
Totals	(37,837)	23,088

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Strategic Income Fund	5,661,177	5,934,037
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$4,047	$50
Class M	- %	.25%	1,536	11
Class C	.75%	.25%	2,007	150
			$7,590	$211

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$76
Class M	13
Class C A	3
$92

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.1564%
Class M	0.1486%
Class C	0.1638%
Fidelity Strategic Income Fund	0.1089%
Class I	0.1539%

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the shareholders of the respective classes of the Fund, except for Class Z name of retail class. FIIOC received an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$2,544.16
Class M	916.15
Class C	329.16
Fidelity Strategic Income Fund	5,888.11
Class I	6,393.15
Class Z	479.05
	$16,549

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Strategic Income Fund	0.0124%

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Advisor Strategic Income Fund	.01

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate
Class A	.70
Class M	.69
Class C	.70
Fidelity Strategic Income Fund	.65
Class I	.69
Class Z	.59

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) will be amended to provide that the investment adviser will pay FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Strategic Income Fund	$3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Strategic Income Fund	7,495	5,353	(962)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Strategic Income Fund	$24
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Strategic Income Fund	$13	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $41. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived portion of fund-level operating expenses in the amount of $417.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2023	Year ended December 31, 2022
Fidelity Advisor Strategic Income Fund
Distributions to shareholders
Class A	$67,298	$59,799
Class M	25,593	22,910
Class C	6,777	6,975
Fidelity Strategic Income Fund	240,046	223,432
Class I	183,592	163,110
Class Z	43,477	34,931
Total	$566,783	$511,157
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022
Fidelity Advisor Strategic Income Fund
Class A
Shares sold	15,738	15,973	$171,190	$181,883
Reinvestment of distributions	5,894	5,118	64,318	57,068
Shares redeemed	(30,202)	(34,081)	(328,277)	(383,022)
Net increase (decrease)	(8,570)	(12,990)	$(92,769)	$(144,071)
Class M
Shares sold	5,068	4,863	$55,110	$55,925
Reinvestment of distributions	2,296	2,014	25,043	22,441
Shares redeemed	(11,236)	(11,838)	(122,103)	(133,831)
Net increase (decrease)	(3,872)	(4,961)	$(41,950)	$(55,465)
Class C
Shares sold	1,887	2,460	$20,525	$28,121
Reinvestment of distributions	605	608	6,584	6,768
Shares redeemed	(6,830)	(10,660)	(74,051)	(119,724)
Net increase (decrease)	(4,338)	(7,592)	$(46,942)	$(84,835)
Fidelity Strategic Income Fund
Shares sold	55,288	90,824	$611,273	$1,045,620
Reinvestment of distributions	19,106	17,550	211,514	198,721
Shares redeemed	(100,696)	(177,632)	(1,110,551)	(2,014,058)
Net increase (decrease)	(26,302)	(69,258)	$(287,764)	$(769,717)
Class I
Shares sold	119,335	116,342	$1,318,952	$1,352,927
Reinvestment of distributions	15,754	13,623	174,425	154,401
Shares redeemed	(115,366)	(193,764)	(1,272,517)	(2,218,101)
Net increase (decrease)	19,723	(63,799)	$220,860	$(710,773)
Class Z
Shares sold	36,757	34,259	$406,571	$393,604
Reinvestment of distributions	3,150	2,610	34,900	29,544
Shares redeemed	(30,338)	(37,338)	(335,062)	(427,072)
Net increase (decrease)	9,569	(469)	$106,409	$(3,924)
12 Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Strategic Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying  statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2023, the related  statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the  financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2016
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2016
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving is Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President or Director of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period- C July 1, 2023 to December 31, 2023
Fidelity Advisor® Strategic Income Fund
Class A	.96%
Actual		$ 1,000	$ 1,053.90	$ 4.97
Hypothetical-B		$ 1,000	$ 1,020.37	$ 4.89
Class M	.95%
Actual		$ 1,000	$ 1,053.00	$ 4.92
Hypothetical-B		$ 1,000	$ 1,020.42	$ 4.84
Class C	1.71%
Actual		$ 1,000	$ 1,050.00	$ 8.84
Hypothetical-B		$ 1,000	$ 1,016.59	$ 8.69
Fidelity® Strategic Income Fund	.67%
Actual		$ 1,000	$ 1,055.00	$ 3.47
Hypothetical-B		$ 1,000	$ 1,021.83	$ 3.41
Class I	.71%
Actual		$ 1,000	$ 1,054.70	$ 3.68
Hypothetical-B		$ 1,000	$ 1,021.63	$ 3.62
Class Z	.61%
Actual		$ 1,000	$ 1,055.20	$ 3.16
Hypothetical-B		$ 1,000	$ 1,022.13	$ 3.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 12.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $290,019,982 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $513,345,242 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Strategic Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule.  The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	11,814,004,433.550	97.250
Withheld	334,633,605.070	2.750
TOTAL	12,148,638,038.620	100.000
Jennifer Toolin McAuliffe
Affirmative	11,801,437,777.690	97.140
Withheld	347,200,260.930	2.860
TOTAL	12,148,638,038.620	100.000
Christine J. Thompson
Affirmative	11,799,735,265.070	97.130
Withheld	348,902,773.550	2.870
TOTAL	12,148,638,038.620	100.000
Elizabeth S. Acton
Affirmative	11,763,944,249.670	96.830
Withheld	384,693,788.950	3.170
TOTAL	12,148,638,038.620	100.000
Laura M. Bishop
Affirmative	11,816,418,545.710	97.270
Withheld	332,219,492.910	2.730
TOTAL	12,148,638,038.620	100.000
Ann E. Dunwoody
Affirmative	11,766,162,744.640	96.850
Withheld	382,475,293.980	3.150
TOTAL	12,148,638,038.620	100.000
John Engler
Affirmative	11,692,629,526.640	96.250
Withheld	456,008,511.980	3.750
TOTAL	12,148,638,038.620	100.000
Robert F. Gartland
Affirmative	11,762,176,459.700	96.820
Withheld	386,461,578.920	3.180
TOTAL	12,148,638,038.620	100.000
Robert W. Helm
Affirmative	11,797,887,400.140	97.110
Withheld	350,750,638.480	2.890
TOTAL	12,148,638,038.620	100.000
Arthur E. Johnson
Affirmative	11,722,693,701.640	96.490
Withheld	425,944,336.980	3.510
TOTAL	12,148,638,038.620	100.000
Michael E. Kenneally
Affirmative	11,755,380,864.020	96.760
Withheld	393,257,174.600	3.240
TOTAL	12,148,638,038.620	100.000
Mark A. Murray
Affirmative	11,768,949,175.310	96.870
Withheld	379,688,863.310	3.130
TOTAL	12,148,638,038.620	100.000
Carol J. Zierhoffer
Affirmative	11,806,868,951.900	97.190
Withheld	341,769,086.720	2.810
TOTAL	12,148,638,038.620	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.540220.126
SI-ANN-0224

Item 2.

Code of Ethics

As of the end of the period, December 31, 2023, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$102,000	$-	$10,800	$2,200

December 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$100,900	$-	$9,300	$2,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2023A	December 31, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2023A	December 31, 2022A
Deloitte Entities	$255,600	$469,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 22, 2024